Earnings / (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The following reflects the profit / (loss) and share data used in the basic and diluted earnings / (loss) per ordinary share computations:

	Years ended December 31,
In thousands of USD, except for the per share data	2025	2024	2023
Profit / (Loss) attributable to ordinary equity shareholders of the Group	65,597	(599,151)	(56,656)
Weighted average number of ordinary shares outstanding (thousand shares)	204,679	137,426	110,494
Basic earnings / (loss) per share (In USD)	0.32	(4.36)	(0.51)

Profit / (loss) attributable to ordinary equity shareholders of the Group	65,597	(599,151)	(56,656)
Adjustments for potential dilutive instruments:
- Impact of derivative liabilities related to the warrants	(42,622)	-	-
- Impact of derivative liabilities related and interest expense to the August 2024 and November 2024 convertible senior notes	(359,156)	-	-
Loss attributable to ordinary equity shareholders of the Group for diluted EPS	(336,181)	(599,151)	(56,656)

Weighted average number of ordinary shares outstanding (thousand shares)	204,679	137,426	110,494

Effect of potential dilutive ordinary shares:
- Assumed exercise of warrants (thousand shares)	581	-	-
- Assumed conversion of the August 2024 and November 2024 convertible senior notes (thousand shares)	29,059	-	-
Weighted average number of shares outstanding for diluted EPS (thousand shares)	234,319	137,426	110,494

Diluted loss per share (In USD)	(1.43)	(4.36)	(0.51)